Interests in Unconsolidated Structured Entities - Summary of Unconsolidated Structured Entities and Nature of Risks (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of unconsolidated structured entities [line items]
Other financial assets	₩ 2,008,038	₩ 1,747,187
Joint ventures and associates	1,288,429	557,881
Real Estate Finance [member]
Disclosure of unconsolidated structured entities [line items]
Total assets of unconsolidated structured entities	2,343,487	2,004,869
Other financial assets	40,587	29,874
Joint ventures and associates	125,009	51,607
Total	165,596	81,481
Maximum loss exposure Investment assets	165,596	81,481
Total	165,596	81,481
PEF &Investment Fund [member]
Disclosure of unconsolidated structured entities [line items]
Total assets of unconsolidated structured entities	5,202,439	4,380,534
Other financial assets	237,841	128,332
Joint ventures and associates	246,440	219,753
Total	484,281	348,085
Maximum loss exposure Investment assets	484,281	348,085
Cash deficiency support	63,489	29,130
Total	547,770	377,215
Asset Securitization [member]
Disclosure of unconsolidated structured entities [line items]
Total assets of unconsolidated structured entities	2,256,256	2,152,412
Unconsolidated structured entities [member]
Disclosure of unconsolidated structured entities [line items]
Total assets of unconsolidated structured entities	9,802,182	8,537,815
Other financial assets	278,428	158,206
Joint ventures and associates	371,449	271,360
Total	649,877	429,566
Maximum loss exposure Investment assets	649,877	429,566
Cash deficiency support	63,489	29,130
Total	₩ 713,366	₩ 458,696